Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth
pay-versus-performance
information with respect to the relationship between “comp
en
sation actually paid” to our NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K,
during the years ended December 31, 2022, 2021 and 2020 and certain measures of Akamai’s financial performance:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (in millions) ($)(7)	Revenue (adjusted for foreign exchange) (millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	11,982,771	3,458,806	4,380,042	1,991,886	98	139	523,672	3,611

2021	11,951,574	15,731,346	4,290,989	3,045,520	135	194	651,642	3,340

2020	11,750,560	15,604,323	4,546,391	5,773,706	122	144	557,054	3,114

(1)	Dr. Leighton served as our principal executive officer for 2022, 2021 and 2020.
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Leighton, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Leighton during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Leighton’s total compensation for each year to determine the compensation actually paid:

PEO	2022	2021	2020

Summary Compensation Table Total	11,982,771	11,951,574	11,750,560

Subtract : Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	(11,982,770)	(11,951,573)	(11,750,559)

Add : Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	8,045,760	11,728,701	11,130,343

Add : the change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(4,463,964)	354,691	1,391,687

Add : for awards that are granted and vest in the same FY, the fair value as of the vesting date	929,828	2,104,593	1,699,087

PEO	2022	2021	2020

Add : the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior FY) of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(1,052,819)	1,543,360	1,383,205

Subtract : for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the fair value at the end of the prior FY	0	0	0

Compensation Actually Paid to PEO	3,458,806	15,731,346	15,604,323

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Dr. Leighton, who has served as our CEO since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. McGowan, Joseph, Karon and Sundaram; (ii) for 2021, Dr. Blumofe and Messrs. McGowan, Karon, Ahola and McConnell, who served as our President and General Manager of the Security Technology Group until December 13, 2021; and (iii) for 2020, Dr. Blumofe and Messrs. McGowan, Karon and McConnell.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Leighton), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation of the NEOs as a group (other than Dr. Leighton) for each year to determine the compensation actually paid:

Non-PEO NEOs	2022	2021	2020

Average Summary Compensation Table Total	4,380,042	4,290,989	4,546,391

Subtract : average grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	(3,864,442)	(3,775,373)	(4,035,141)

Add : average fair value as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	2,574,199	2,642,420	3,800,353

Add : the average change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(1,161,319)	74,157	487,128

Add : for awards that are granted and vest in the same FY, the average fair value as of the vesting date	289,287	686,227	597,004

Non-PEO NEOs	2022	2021	2020

Add : the average change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(225,881)	387,129	377,971

Subtract : for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the average fair value at the end of the prior FY	0	(1,260,029)	0

Average Compensation Actually Paid to Non-PEO NEOs	1,991,886	3,045,520	5,773,706

(5)
Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid by the Company during 2020, 2021 or 2022.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Sector.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
The dollar amounts reported represent the amount of revenue (adjusted for foreign exchange), which is defined as revenue calculated in accordance with GAAP, adjusted for the impact of fluctuations in foreign exchange rates and other non-recurring
or unusual items that may arise from time to time. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue, as adjusted for foreign exchange, is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure that is not otherwise required to be disclosed in the Pay Versus Performance table used by the Company to link compensation actually paid to the Company’s NEOs (as computed in accordance with Item 402(v) of Regulation
S-K),
for the most recently completed fiscal year, to Company performance. The Company utilizes revenue, as adjusted for foreign exchange, as a performance metric in the Company’s short-term incentive compensation program, as well as for the performance-vesting RSUs that are awarded to the NEOs.

Company Selected Measure Name	revenue (adjusted for foreign exchange)
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Dr. Leighton, who has served as our CEO since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. McGowan, Joseph, Karon and Sundaram; (ii) for 2021, Dr. Blumofe and Messrs. McGowan, Karon, Ahola and McConnell, who served as our President and General Manager of the Security Technology Group until December 13, 2021; and (iii) for 2020, Dr. Blumofe and Messrs. McGowan, Karon and McConnell.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Sector.
PEO Total Compensation Amount	$ 11,982,771	$ 11,951,574	$ 11,750,560
PEO Actually Paid Compensation Amount	$ 3,458,806	15,731,346	15,604,323
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Leighton, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Leighton during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Leighton’s total compensation for each year to determine the compensation actually paid:

PEO	2022	2021	2020

Summary Compensation Table Total	11,982,771	11,951,574	11,750,560

Subtract : Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	(11,982,770)	(11,951,573)	(11,750,559)

Add : Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	8,045,760	11,728,701	11,130,343

Add : the change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(4,463,964)	354,691	1,391,687

Add : for awards that are granted and vest in the same FY, the fair value as of the vesting date	929,828	2,104,593	1,699,087

PEO	2022	2021	2020

Add : the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior FY) of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(1,052,819)	1,543,360	1,383,205

Subtract : for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the fair value at the end of the prior FY	0	0	0

Compensation Actually Paid to PEO	3,458,806	15,731,346	15,604,323

Non-PEO NEO Average Total Compensation Amount	$ 4,380,042	4,290,989	4,546,391
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,991,886	3,045,520	5,773,706
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Leighton), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation of the NEOs as a group (other than Dr. Leighton) for each year to determine the compensation actually paid:

Non-PEO NEOs	2022	2021	2020

Average Summary Compensation Table Total	4,380,042	4,290,989	4,546,391

Subtract : average grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	(3,864,442)	(3,775,373)	(4,035,141)

Add : average fair value as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	2,574,199	2,642,420	3,800,353

Add : the average change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(1,161,319)	74,157	487,128

Add : for awards that are granted and vest in the same FY, the average fair value as of the vesting date	289,287	686,227	597,004

Non-PEO NEOs	2022	2021	2020

Add : the average change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(225,881)	387,129	377,971

Subtract : for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the average fair value at the end of the prior FY	0	(1,260,029)	0

Average Compensation Actually Paid to Non-PEO NEOs	1,991,886	3,045,520	5,773,706

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation
S-K)
and the Company’s cumulative TSR over the three years

presented in the Pay Versus Perfo
rman
ce table as well as the Company’s peer group TSR over the three years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each
case, as computed in accordance with Item 402(v) of Regulation
S-K)
and the Company’s net income over the three years presented in the Pay Versus Performance table. The Company does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Revenue (adjusted for f
oreig
n exchange)
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation
S-K)
and the Company’s revenue (adjusted for foreign exchange) over the three years presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Cumulative TSR
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation
S-K)
and the Company’s cumulative TSR over the three years

presented in the Pay Versus Perfo
rman
ce table as well as the Company’s peer group TSR over the three years presented in the Pay Versus Performance table.

Tabular List [Table Text Block]
Financial Performance Measures
The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase long-term value of the Company for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid (as computed in accordance with Item 402(v) of Regulation
S-K)
to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

🌑	Revenue (adjusted for foreign exchange);

🌑	Non-GAAP earnings per share; and

🌑	Non-GAAP operating income.

Total Shareholder Return Amount	$ 98	135	122
Peer Group Total Shareholder Return Amount	139	194	144
Net Income (Loss)	$ 523,672,000,000	$ 651,642,000,000	$ 557,054,000,000
Company Selected Measure Amount	3,611	3,340	3,114
PEO Name	Dr. Leighton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue (adjusted for foreign exchange)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP earnings per share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating income.
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,982,770)	$ (11,951,573)	$ (11,750,559)
PEO [Member] | All Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,045,760	11,728,701	11,130,343
PEO [Member] | Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,463,964)	354,691	1,391,687
PEO [Member] | Granted and Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	929,828	2,104,593	1,699,087
PEO [Member] | Positive Or Negative In Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,052,819)	1,543,360	1,383,205
PEO [Member] | Failed To Meet The Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,864,442)	(3,775,373)	(4,035,141)
Non-PEO NEO [Member] | All Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,574,199	2,642,420	3,800,353
Non-PEO NEO [Member] | Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,161,319)	74,157	487,128
Non-PEO NEO [Member] | Granted and Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	289,287	686,227	597,004
Non-PEO NEO [Member] | Positive Or Negative In Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(225,881)	387,129	377,971
Non-PEO NEO [Member] | Failed To Meet The Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (1,260,029)	$ 0